Insurance Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Insurance [Abstract]
GMDB and GMIB Liabilities and Other Policyholder's Liabilities
The following table summarizes the direct GMDB and GMIB without a no-lapse guarantee rider (“NLG”) feature liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(in millions)
Balance at January 1, 2018	$4,059	$4,752	$8,811
Paid guarantee benefits	(291)	(108)	(399)
Other changes in reserve	755	(1,038)	(283)
Balance at September 30, 2018	$4,523	$3,606	$8,129

Balance at January 1, 2017	$3,164	$3,809	$6,973
Paid guarantee benefits	(272)	(102)	(374)
Other changes in reserve	1,070	747	1,817
Balance at September 30, 2017	$3,962	$4,454	$8,416

The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities:

	GMDB	GMIB	Total
	(in millions)
Balance at January 1, 2015	$1,721	4,593	$6,314
Paid guarantee benefits	(313)	(90)	(403)
Other changes in reserve	1,561	(661)	900

Balance at December 31, 2015	2,969	3,842	6,811
Paid guarantee benefits	(357)	(281)	(638)
Other changes in reserve	552	241	793

Balance at December 31, 2016	3,164	3,802	6,966
Paid guarantee benefits	(354)	(151)	(505)
Other changes in reserve	1,249	1,101	2,350

Balance at December 31, 2017	$4,059	$4,752	$8,811

GMDB Reinsurance Ceded
The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in Amounts due from reinsurers:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Balance, beginning of year	$108	$85
Paid guarantee benefits	(13)	(11)
Other changes in reserve	14	30
Balance, end of period	$109	$104

The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

GMDB
(in millions)
Balance at January 1, 2015	$68
Paid guarantee benefits	(18)
Other changes in reserve	48

Balance at December 31, 2015	98
Paid guarantee benefits	(15)
Other changes in reserve	7

Balance at December 31, 2016	90
Paid guarantee benefits	(14)
Other changes in reserve	32

Balance at December 31, 2017	$108

GMDB Reinsurance Assumed
The following table summarizes the assumed GMDB liabilities, reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Balance, beginning of year	$95	$121
Paid guarantee benefits	(18)	(16)
Premiums	16	18
Other changes in reserve	(10)	(34)
Balance, end of Period	$83	$89

The following table summarizes the assumed GMDB liabilities, reflected in the consolidated balance sheets in future policy benefits and other policyholders’ liabilities:

GMDB
(in millions)
Balance at January 1, 2015	$121
Paid guarantee benefits	(32)
Other changes in reserve	46

Balance at December 31, 2015	135
Paid guarantee benefits	(33)
Other changes in reserve	19

Balance at December 31, 2016	121
Paid guarantee benefits	(21)
Other changes in reserve	(5)

Balance at December 31, 2017	$95

Derivative Instruments in Hedges, Liabilities, at Fair Value

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

	December 31,
	2017	2016
	(in millions)
GMIBNLG (1)	$4,149	$5,309
SCS, SIO, MSO, IUL features (2)	1,786	940
Assumed GMIB reinsurance Contracts(1)	194	258
GWBL/GMWB(1)	130	114
GIB(1)	(27)	30
GMAB(1)	5	20

Total Embedded and Freestanding derivative liability	$6,237	$6,671

GMIB reinsurance contract asset (3)	$1,894	$1,735

(1)	Reported in future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.
(2)	Reported in policyholders’ account balances in the consolidated balance sheets.
(3)	Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Variable Annuity Contracts with GMDB and GMIB Features
The September 30, 2018 values for direct variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:
Direct Variable Annuity Contract Values

	September 30, 2018
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars in millions)
GMDB:
Account values invested in:
General Account	$14,046	$102	$62	$188	$14,398
Separate Accounts	$47,293	$9,522	$3,418	$35,066	$95,299
Net amount at risk, gross	$162	$53	$1,892	$16,098	$18,205
Net amount at risk, net of amounts reinsured	$162	$50	$1,305	$16,098	$17,615
Average attained age of policyholders	51.6	66.8	73.4	68.8	55.5
Percentage of policyholders over age 70	9.9%	42.2%	64.9%	49.1%	18.7%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

GMIB:
Account values invested in:
General Account	N/A	N/A	$21	$273	$294
Separate Accounts	N/A	N/A	$21,549	$39,730	$61,279
Net amount at risk, gross	N/A	N/A	$753	$5,793	$6,546
Net amount at risk, net of amounts reinsured	N/A	N/A	$236	$5,272	$5,508
Average attained age of policyholders	N/A	N/A	70.5	69.1	69.2
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.6	0.6
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

The September 30, 2018 values for assumed variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table:
Assumed Variable Annuity Contract Values

	September 30, 2018
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(Dollars in millions)
GMDB:
Reinsured account values	$1,008	$5,763	$294	$1,847	$8,912
Net amount at risk assumed	$6	$270	$21	$265	$562
Average attained age of policyholders	67.0	71.9	76.8	75.1	72.2
Percentage of policyholders over age 70	42.0%	61.3%	77.5%	74.6%	62.4%
Range of contractually specified interest rates	N/A	N/A	3%-10%	5%-10%	3%-10%

GMIB:
Reinsured account values	$967	$50	$266	$1,314	$2,597
Net amount at risk assumed	$1	$—	$33	$183	$217
Average attained age of policyholders	71.3	73.8	71.4	68.5	70.0
Percentage of policyholders over age 70	62.2%	64.3%	57.4%	48.8%	55.0%
Range of contractually specified interest rates(1)	N/A	N/A	3.3%-6.5%	6%-6%	3.3%-6.5%
____________________

(1)	In general, for policies with the highest contractual interest rate shown (10%), the rate applied only for the first 10 years after issue, which have now elapsed.

The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
GMDB
Account values invested in:
General Account	$13,821	$109	$65	$200	$14,195
Separate Accounts	$45,815	$9,556	$3,515	$35,784	$94,670
Net amount at risk, gross	$169	$57	$1,961	$15,340	$17,527
Net amount at risk, net of amounts reinsured	$169	$53	$1,344	$15,340	$16,906
Average attained age of policyholders	51.3	66.4	73	68.3	55.2
Percentage of policyholders over age 70	9.6%	40.2%	63.1%	46.5%	18.1%
Range of contractually specified interest rates	N.A.	N.A.	3% - 6%	3% - 6.5%	3% - 6.5%
GMIB
Account values invested in:
General Account	N.A.	N.A.	$23	$293	$316
Separate Accounts	N.A.	N.A.	$21,195	$41,091	$62,286
Net amount at risk, gross	N.A.	N.A.	$918	$6,337	$7,255
Net amount at risk, net of amounts reinsured	N.A.	N.A.	$287	$5,749	$6,036
Weighted average years remaining until annuitization	N.A.	N.A.	1.7	0.8	0.9
Range of contractually specified interest rates	N.A.	N.A.	3% - 6%	3% - 6.5%	3% - 6.5%

The December 31, 2017 values for assumed variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table:

	Return of Premium or Reset	Ratchet	Roll-Up	Combo	Total
	(in millions, except age and interest rates)
GMDB
Reinsured Account values	$1,071	$6,102	$318	$1,968	$9,459
Net amount at risk assumed	$7	$291	$24	$315	$637
Average attained age of policyholders	66.8	71.8	76.8	75	72.1
Percentage of policyholders over age 70	40.4%	60.7%	76.4%	73.7%	61.6%
Range of contractually specified interest rates	N/A	N/A	3%-10%	5%-10%	3%-10%
GMIB
Reinsured Account values	$1,022	$55	$289	$1,390	$2,756
Net amount at risk assumed	$2	$—	$38	$241	$281
Average attained age of policyholders	71.2	73.4	71	68.2	69.7
Percentage of policyholders over age 70	61.6%	61.9%	55.5%	47.7%	54.0%
Range of contractually specified interest rates(1)	N/A	N/A	3.3%-6.5%	6%-6%	3.3%-6.5%

(1)	In general, for policies with the highest contractual interest rate shown (10%), the rate applied only for the first 10 years after issue, which have now elapsed.

Investment in Variable Insurance Trust Mutual Funds
Investment in Separate Account Investment Options

	September 30, 2018	December 31, 2017
	(in millions)
GMDB:
Equity	$42,675	$41,658
Fixed income	5,274	5,469
Balanced	46,504	46,577
Other	846	968
Total	$95,299	$94,672

	September 30, 2018	December 31, 2017
	(in millions)
GMIB:
Equity	$19,512	$19,928
Fixed income	2,924	3,150
Balanced	38,540	38,890
Other	303	318
Total	$61,279	$62,286

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2017	2016
	(in millions)
GMDB
Equity	$41,658	$36,891
Fixed income	5,469	5,545
Balanced	46,577	43,562
Other	968	892

Total	$94,672	$86,890

GMIB
Equity	$19,928	$18,262
Fixed income	3,150	3,298
Balanced	38,890	35,931
Other	318	358

Total	$62,286	$57,849

GMDB, GMIB, GWBL and No Lapse Guarantee Features
The following table summarizes the NLG liabilities reflected in the General Account in Future policy benefits and other policyholders’ liabilities:

Direct Liability(1)
(in millions)
Balance at January 1, 2018	$709
Paid Guaranteed Benefits	(13)
Other changes in reserves	80
Balance at September 30, 2018	$776

Balance at January 1, 2017	$1,294
Other changes in reserves	107
Balance at September 30, 2017	$1,401
____________________
(1)    There were no amounts of reinsurance ceded in any period presented.

The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders’ liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

Direct Liability(1)
(in millions)
Balance at January 1, 2015	$1,073
Other changes in reserves	174

Balance at December 31, 2015	1,247
Other changes in reserves	64

Balance at December 31, 2016	1,311
Paid guarantee benefits	(24)

Other changes in reserves	(578)

Balance at December 31, 2017	$709

(1)	There were no amounts of reinsurance ceded in any period presented.